SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF COMPUTATION OF BASIC AND DILUTED INCOME (LOSS) PER SHARE

Loss per share is based upon the weighted average shares of the common stock outstanding.

	For the three	For the three	For the nine	For the nine
	months ended	months ended	months ended	months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Net loss available for common shareholders	$(20,429)	$12,821	$(231,694)	$(106,217)
Basic and fully diluted loss per share	(0.00)	(0.00)	(0.00)	(0.00)

Weighted average common shares outstanding - basic and diluted	1,884,930,584	1,884,930,584	1,884,930,584	1,884,930,584

Net loss per share is based upon the weighted average shares of common stock outstanding.

	Year ended December 31, 2024	Year ended December 31, 2023

Loss available for common shareholder	$(179,579)	$(84,173)
Basic and fully diluted loss per share	$(0.00)	$(0.00)

Weighted average common shares outstanding - basic and diluted	1,884,930,584	1,881,355,242